Non-Controlling Interests - Summary of Non Controlling Interests (Detail) € in Thousands, ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2019 EUR (€)
Disclosure Of Non Controlling Interests [Line Items]
Total assets	€ 707,898		€ 732,228			€ 705,511
Total equity/ (deficits)	243,737	€ 218,119	300,806			290,826	€ 250,395			€ 323,467
Net revenues	214,537	201,700	422,312			308,822	222,612
Net loss	€ (72,225)	€ (68,714)	€ (239,751)			€ (76,452)	€ (135,657)
Arpège SAS [member]
Disclosure Of Non Controlling Interests [Line Items]
Group's percentage interest			94.28%	94.28%	94.28%	90.61%
Non-controlling interest percentage			6.00%	6.00%	6.00%
Functional currency			Euro	Euro	Euro
Total assets			€ 228,869
Total equity/ (deficits)			104,639
Net revenues			119,847
Net loss			€ (54,834)
Wolford AG [member]
Disclosure Of Non Controlling Interests [Line Items]
Group's percentage interest			58.45%	58.45%	58.45%	58.45%
Non-controlling interest percentage			42.00%	42.00%	42.00%
Functional currency			Euro	Euro	Euro
Total assets			€ 165,196
Total equity/ (deficits)			8,072
Net revenues			125,514
Net loss			€ (34,867)
St. John Knits International, Incorporated [member]
Disclosure Of Non Controlling Interests [Line Items]
Group's percentage interest			96.95%	96.95%	96.95%	96.95%
Non-controlling interest percentage			3.00%	3.00%	3.00%
Functional currency			USD	USD	USD
Total assets | $								$ 93,023
Total equity/ (deficits) | $								$ (96,838)
Net revenues | $				$ 85,884
Net loss | $				$ (34,971)
St. John China Holdings Limited [member]
Disclosure Of Non Controlling Interests [Line Items]
Group's percentage interest			77.56%	77.56%	77.56%	77.56%
Non-controlling interest percentage			22.00%	22.00%	22.00%
Functional currency			HKD	HKD	HKD
Total assets			€ 4,967
Total equity/ (deficits)			13,402
Net revenues			3,762
Net loss			€ 3,771
Sergio Rossi S.p.A [member]
Disclosure Of Non Controlling Interests [Line Items]
Group's percentage interest			99.03%	99.03%	99.03%	99.00%
Non-controlling interest percentage			1.00%	1.00%	1.00%
Functional currency			Euro	Euro	Euro
Total assets			€ 73,479
Total equity/ (deficits)			20,609
Net revenues			61,929
Net loss			€ (18,124)
Fosun Fashion Brands Management Co., Limited [member]
Disclosure Of Non Controlling Interests [Line Items]
Group's percentage interest			80.00%	80.00%	80.00%	80.00%
Non-controlling interest percentage			20.00%	20.00%	20.00%
Functional currency			CNY	CNY	CNY
Total assets | ¥									¥ 6,840
Total equity/ (deficits) | ¥									¥ 1,076
Net revenues | ¥					¥ 2,844
Net loss | ¥					¥ (2,534)